Shareholders’ Meetings (Details Narrative)	Apr. 27, 2021
Shareholders Meetings
Description of ordinary and extraordinary shareholders meeting	allocate the $ 21,344 loss for the year ended December 31, 2021 (which at the purchasing power of the currency at December 31, 2022 amounts to $ 41,577) to the Unappropriated Retained Earnings account, inasmuch as accumulated losses are below the thresholds set forth in sections 94, sub-section 5, and 206 of Business Organizations Law No. 19,550;